Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 4,061	$ 1,569	$ 2,387
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	820	988	984
Deferred income taxes	(870)	(159)	38
Increase (decrease) in accounts receivable allowances	(249)	246	(120)
Change in valuation of private placement warrants	382
Loss on debt extinguishment	485
Loss on disposal of assets	6
(Increase) decrease in operating assets:
Accounts receivable	(12,992)	12,012	(9,572)
Inventories	(1,225)	(1,001)	(4,861)
Prepaid and other current assets	(410)	(533)	(72)
Other noncurrent assets	173	76	360
Increase (decrease) in operating liabilities:
Accounts payable	7,365	(9,255)	13,218
Accrued liabilities	1,609	463	(208)
Deferred revenue	(73)	189
Income taxes payable	(55)	(671)	1,234
Net cash (used in) provided by operating activities	(973)	3,924	3,388
Cash flows from investing activities:
Purchases of property, plant, equipment and other assets	(1,557)	(541)	(363)
Increase in cash surrender value of life insurance	(13)	(42)
Net cash used in investing activities	(1,570)	(583)	(363)
Cash flows from financing activities:
Increase (decrease) in cash overdraft	3,251	(120)	(718)
Net change in current line of credit	1,328	(776)	(592)
Initial proceeds from borrowings under current line of credit	18,338
Repayment of prior line of credit	(21,633)
Proceeds from long-term debt	43	95
Proceeds from issuance of preferred stock with warrants	18,000
Payments on long-term debt and capital lease obligations	(7,880)	(2,226)	(1,645)
Repurchase of common stock	(4,250)
Cash paid for transaction and financing fees	(4,654)	(314)	(70)
Net cash provided by (used in) in financing activities	2,543	(3,341)	(3,025)
Change in cash	0	0	0
Cash at beginning of the year	0	0	0
Cash at end of the year	0	0	0
Supplemental disclosures of cash flow information:
Cash paid for interest	1,163	1,899	1,772
Cash paid for income taxes	$ 3,695	$ 1,196	$ 234